Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Payables and Accruals [Abstract]
Trade creditors	$ 273.6	$ 174.0
Accrued interest	4.6	4.5
Accrued customer rebates	126.2	80.0
Other creditors and accruals	53.6	48.5
Total accounts payable and accrued liabilities	$ 458.0	$ 307.0